Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary Of Significant Accounting Policies [Abstract]
Summary of Subsidiaries of Company

The subsidiaries of the Company, all of which have been included in these consolidated financial statements, are as follows:

NAME	PRINCIPAL ACTIVITIES	COUNTRY OF INCORPORATION	OWNERSHIP %
GDC Media Limited	Digital marketing	Ireland	100
GDC Malta Limited	Digital marketing	Malta	100
GDC America Inc.	Digital marketing	United States	100

Summary of Exchange Rates Used to Translate Financial Statements into USD from Euros

The following exchange rates were used to translate the financial statements of the Group into USD from Euros:

	PERIOD END (1)	AVERAGE FOR PERIOD (2)	BEGINNING OF PERIOD (1)	LOW	HIGH
Year Ended December 31:	(EUR per USD)
2021	0.88	0.85	0.81	0.81	0.89
2020	0.81	0.88	0.89	0.81	0.93
2019	0.89	0.89	0.88	0.87	0.92
(1)
Exchange rates are as per European Central Bank.
(2)
The average is based on published rates refreshed daily by the European Central Bank.

Summary of Cost of Assets to Residual Values Over Estimated Useful Lives

Depreciation is calculated using the straight-line method to allocate the cost of the assets to their residual values over their estimated useful lives, as follows:

Computer and other office equipment	5 years
Leasehold improvements	The shorter of the remaining lease term or 10 years

Summary of Geographic Analysis of Non-current Assets, Excluding Deferred Tax Assets

As at December 31, 2021 and 2020, geographic analysis of the Group’s non-current assets, excluding deferred tax assets, was as follows:

	AS AT DECEMBER 31,
	2021	2020
Ireland	27,247	25,794
United States	186	78
Malta	20	2
	27,453	25,874